united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 88.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.4% (a)
$ 72,990	Freddie Mac Arm Pool	5.7690	6/1/2020	$ 74,699
129,700	Freddie Mac Arm Pool	5.9030	8/1/2020	133,591
1,226,931	Freddie Mac Arm Pool	3.6460	9/1/2041	1,285,563
55,203	Freddie Mac Arm Pool	5.9230	10/1/2020	56,753
90,486	Freddie Mac Arm Pool	5.9530	11/1/2020	93,392
1,153,590	Freddie Mac Gold Pool	3.5000	5/1/2043	1,198,455
1,304,530	Freddie Mac Gold Pool	3.5000	7/1/2043	1,352,590
270,080	Freddie Mac Gold Pool	4.0000	2/1/2044	286,767
331,138	Freddie Mac Gold Pool	5.0000	5/1/2041	361,619
4,300,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.2240	11/25/2021	4,444,102
538,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.9740	4/25/2023	569,767
1,038,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.9890	6/25/2021	1,099,728
941,275	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.1540	2/25/2018	942,903
486,752	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	2.6990	5/25/2018	488,022
208,619	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.4120	4/25/2018	209,332
534,779	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	537,362
2,119,829	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,129,285
6,099,930	Freddie Mac Multifamily Structured Pass Through Certificates (c)	1.8690	11/25/2019	6,100,603
1,026,667	Freddie Mac Multifamily Structured Pass Through Certificates (c)	1.5689	11/25/2021	1,026,831
3,700,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.7700	5/25/2025	3,722,709
2,800,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	3.3290	5/25/2025	2,935,732
3,164,975	Freddie Mac Multifamily Structured Pass Through Certificates (c)	1.8889	9/25/2025	3,180,265
3,424,822	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.9389	9/25/2022	3,435,165
1,494,239	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.8889	1/25/2023	1,499,267
1,700,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.9389	11/25/2022	1,709,049
282,312	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	2.6660	5/25/2023	287,361
42,025	Freddie Mac Non Gold Pool (b)	3.3650	1/1/2023	42,868
525,356	Freddie Mac Non Gold Pool (b)	3.4920	1/1/2033	556,656
437,383	Freddie Mac Non Gold Pool (b)	3.4516	1/1/2035	460,656
293,440	Freddie Mac Non Gold Pool (b)	3.5200	1/1/2035	310,278
245,829	Freddie Mac Non Gold Pool (b)	2.7250	11/1/2033	259,963
398,574	Freddie Mac Non Gold Pool (b)	3.3646	11/1/2036	415,874
1,096,909	Freddie Mac Non Gold Pool (b)	3.7200	11/1/2036	1,173,044
191,426	Freddie Mac Non Gold Pool (b)	3.5646	11/1/2038	202,355
365,828	Freddie Mac Non Gold Pool (b)	3.3860	11/1/2038	382,206
58,702	Freddie Mac Non Gold Pool (b)	3.4626	12/1/2037	60,883
432,881	Freddie Mac Non Gold Pool (b)	3.4600	2/1/2035	456,974
422,297	Freddie Mac Non Gold Pool (b)	2.9830	2/1/2036	446,085
329,947	Freddie Mac Non Gold Pool (b)	3.5050	2/1/2036	349,497
295,933	Freddie Mac Non Gold Pool (b)	3.4550	3/1/2036	312,922
191,911	Freddie Mac Non Gold Pool (b)	3.9046	3/1/2037	205,055
1,329,743	Freddie Mac Non Gold Pool (b)	3.4610	3/1/2037	1,403,069
2,828,799	Freddie Mac Non Gold Pool (b)	3.6736	3/1/2038	2,991,179
109,668	Freddie Mac Non Gold Pool (b)	2.9240	4/1/2036	113,433
190,567	Freddie Mac Non Gold Pool (b)	3.5700	4/1/2037	200,084
294,188	Freddie Mac Non Gold Pool (b)	3.5376	4/1/2037	311,338
769,030	Freddie Mac Non Gold Pool (b)	3.7050	5/1/2036	818,461
51,963	Freddie Mac Non Gold Pool (b)	3.5350	5/1/2037	53,373
407,075	Freddie Mac Non Gold Pool (b)	3.5866	6/1/2034	431,355
82,893	Freddie Mac Non Gold Pool (b)	3.2238	6/1/2037	85,425
35,972	Freddie Mac Non Gold Pool (b)	3.5208	7/1/2024	37,355
2,175,202	Freddie Mac Non Gold Pool (b)	3.4300	8/1/2033	2,296,153
289,179	Freddie Mac Non Gold Pool (b)	3.4956	9/1/2035	305,085
316,838	Freddie Mac Non Gold Pool (b)	3.0560	9/1/2038	334,662

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 88.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.4% (a)(continued)
$ 3,575,886	Freddie Mac Non Gold Pool (b)	3.4570	9/1/2038	$ 3,772,943
147,491	Freddie Mac Non Gold Pool (b)	3.4340	9/1/2038	155,385
137,632	Freddie Mac REMICS (b,c)	4.0000	2/15/2020	139,573
186,464	Freddie Mac REMICS (b,c)	4.0000	4/15/2041	195,339
46,681	Freddie Mac REMICS (b,c)	4.2500	3/15/2034	49,779
106,238	Freddie Mac REMICS (b,c)	4.5000	2/15/2020	107,869
69,862	Freddie Mac REMICS (b,c)	4.5000	8/15/2034	70,763
120,791	Freddie Mac REMICS (b,c)	5.0000	1/15/2026	130,343
122,093	Freddie Mac REMICS (b,c)	5.0000	10/15/2019	124,369
1,077,624	Freddie Mac REMICS (b,c)	5.0000	12/15/2024	1,156,155
10,246	Freddie Mac REMICS (c)	5.0000	2/15/2018	10,176
953,131	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,040,031
1,133,878	Freddie Mac REMICS (c)	5.5000	2/15/2038	1,215,384
641,514	Freddie Mac REMICS (c)	5.5000	5/15/2035	714,768
10,221	Freddie Mac REMICS (c)	5.5000	7/15/2033	10,229
111,195	Freddie Mac REMICS (c)	6.0000	3/15/2029	119,823
255,333	Freddie Mac REMICS (c)	6.5000	12/15/2023	274,374
160,358	Freddie Mac REMICS (c)	6.5000	12/15/2028	179,644
32,428	Freddie Mac REMICS (c)	1.6344	1/15/2033	32,158
250,943	Freddie Mac REMICS (c)	1.6344	11/15/2032	251,821
44,958	Freddie Mac REMICS (c)	2.1844	12/15/2031	45,217
127,856	Freddie Mac REMICS (c)	1.9844	12/15/2032	130,381
614,215	Freddie Mac REMICS (c)	4.2168	12/15/2036	647,293
21,520	Freddie Mac REMICS (c)	1.7344	3/15/2032	21,420
78,724	Freddie Mac REMICS (c)	2.2344	3/15/2032	80,221
355,172	Freddie Mac REMICS (c)	3.0241	6/15/2048	339,084
19,446	Freddie Mac REMICS (c)	1.6244	8/15/2035	19,284
				65,211,022
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.0% (a)
1,484,847	Fannie Mae Arm Pool (b)	3.2860	10/1/2041	1,551,794
60,659	Fannie Mae Pool (b)	3.4320	1/1/2037	64,009
1,219,177	Fannie Mae Pool (b)	3.3640	7/1/2038	1,273,257
239,015	Fannie Mae Pool (b)	3.3730	11/1/2036	251,771
1,001,499	Fannie Mae Pool (b)	3.0000	1/1/2043	1,007,849
2,686,312	Fannie Mae Pool (b)	3.0000	3/1/2043	2,703,351
13,549,525	Fannie Mae Pool (b)	3.5000	7/1/2046	13,982,610
2,118,536	Fannie Mae Pool (b)	3.5000	12/1/2042	2,195,438
1,454,976	Fannie Mae Pool (b)	3.5000	4/1/2043	1,507,723
1,714,113	Fannie Mae Pool (b)	3.5000	6/1/2042	1,776,177
365,263	Fannie Mae Pool (b)	3.5000	7/1/2037	378,477
1,150,897	Fannie Mae Pool (b)	3.5000	7/1/2042	1,192,446
7,412,661	Fannie Mae Pool (b)	3.5000	9/1/2042	7,681,181
1,746,301	Fannie Mae Pool (b)	3.5000	9/1/20422	1,809,631

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 88.8%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.0% (a)(continued)
$ 1,617,822	Fannie Mae Pool (b)	4.0000	11/1/2042	$ 1,717,229
695,169	Fannie Mae Pool (b)	4.0000	4/1/2043	738,469
78,829	Fannie Mae Pool (b)	5.0000	6/1/2040	86,137
171,792	Fannie Mae Pool (b)	5.0000	7/1/2035	189,385
133,915	Fannie Mae Pool (b)	5.0000	7/1/2037	147,629
191,124	Fannie Mae Pool (b)	5.5000	11/1/2023	201,447
14,173	Fannie Mae Pool (b)	5.5000	7/1/2037	15,830
330,055	Fannie Mae Pool (b)	6.0000	4/1/2033	380,779
1,433	Fannie Mae Pool (b)	2.7200	1/1/2019	1,436
61,863	Fannie Mae Pool (b)	3.2650	1/1/2030	62,307
844,193	Fannie Mae Pool (b)	2.9310	1/1/2035	895,163
264,273	Fannie Mae Pool (b)	2.9110	1/1/2035	273,462
674,100	Fannie Mae Pool (b)	2.8530	1/1/2036	710,948
427,622	Fannie Mae Pool (b)	3.6950	1/1/2036	447,741
78,691	Fannie Mae Pool	2.8930	1/1/2036	82,998
37,357	Fannie Mae Pool	5.4160	1/1/2038	36,767
378,345	Fannie Mae Pool (b)	3.0390	10/1/2033	397,687
312,266	Fannie Mae Pool (b)	3.2500	10/1/2033	329,537
1,650,654	Fannie Mae Pool (b)	3.1250	10/1/2034	1,742,037
1,051,699	Fannie Mae Pool (b)	3.1520	10/1/2036	1,117,703
515,341	Fannie Mae Pool (b)	3.3620	10/1/2036	547,522
227,035	Fannie Mae Pool (b)	3.0970	10/1/2036	240,937
10,116	Fannie Mae Pool (b)	3.2000	11/1/2029	10,232
940,275	Fannie Mae Pool (b)	3.1140	11/1/2033	992,338
25,707	Fannie Mae Pool (b)	2.6940	11/1/2035	26,860
69,725	Fannie Mae Pool (b)	3.9260	11/1/2035	73,928
9,409,284	Fannie Mae Pool (b)	3.1280	12/1/2040	9,920,788
114,445	Fannie Mae Pool (b)	3.4350	12/1/2039	120,940
16,804	Fannie Mae Pool (b)	2.7260	2/1/2020	17,075
50,621	Fannie Mae Pool (b)	3.5120	2/1/2023	51,355
55,999	Fannie Mae Pool (b)	3.4740	2/1/2025	56,830
71,288	Fannie Mae Pool (b)	2.8130	2/1/2036	73,556
538,648	Fannie Mae Pool (b)	3.1280	2/1/2036	563,174
3,346	Fannie Mae Pool (b)	2.6400	3/1/2033	3,468
1,835,736	Fannie Mae Pool (b)	3.6100	3/1/2037	1,935,106
1,399,028	Fannie Mae Pool (b)	3.5460	3/1/2037	1,468,330
411,022	Fannie Mae Pool (b)	3.0110	4/1/2033	431,017
309,263	Fannie Mae Pool (b)	3.0900	4/1/2034	326,875
144,049	Fannie Mae Pool (b)	2.0300	4/1/2034	146,700
748,060	Fannie Mae Pool (b)	3.3740	4/1/2037	781,950
807,350	Fannie Mae Pool (b)	3.2590	4/1/2037	847,044
82,190	Fannie Mae Pool (b)	3.2700	5/1/2031	82,780
111,065	Fannie Mae Pool (b)	2.8750	5/1/2032	113,582
64,391	Fannie Mae Pool (b)	2.9190	5/1/2032	66,919
198,780	Fannie Mae Pool (b)	3.1140	5/1/2035	212,067
72,804	Fannie Mae Pool (b)	3.0830	5/1/2035	76,791
359,450	Fannie Mae Pool (b)	3.2870	6/1/2033	380,807
112,646	Fannie Mae Pool (b)	4.3380	6/1/2035	121,185
65,746	Fannie Mae Pool (b)	3.1910	6/1/2036	69,427

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 88.8%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.0% (a)(continued)
$ 199,430	Fannie Mae Pool (b)	3.2730	6/1/2037	$ 210,808
23,814	Fannie Mae Pool	4.1140	7/1/2029	24,455
34,736	Fannie Mae Pool	3.0340	7/1/2033	35,963
418,770	Fannie Mae Pool	3.2830	7/1/2035	449,022
786,207	Fannie Mae Pool	3.2580	7/1/2035	826,347
144,855	Fannie Mae Pool	2.9330	7/1/2035	149,933
245,895	Fannie Mae Pool	3.5040	7/1/2037	259,632
821,193	Fannie Mae Pool	3.4610	7/1/2037	868,757
228,324	Fannie Mae Pool	3.5520	7/1/2041	239,579
66,709	Fannie Mae Pool (b)	3.5360	8/1/2033	70,278
417,673	Fannie Mae Pool (b)	3.3480	8/1/2035	441,317
180,630	Fannie Mae Pool (b)	3.3710	8/1/2035	189,204
344,313	Fannie Mae Pool (b)	3.3480	8/1/2035	363,090
306,677	Fannie Mae Pool (b)	2.8850	8/1/2035	317,458
136,129	Fannie Mae Pool (b)	3.2230	8/1/2036	144,485
501,082	Fannie Mae Pool (b)	3.2650	8/1/2036	535,563
186,859	Fannie Mae Pool (b)	3.4070	8/1/2038	194,469
26,168	Fannie Mae Pool (b)	3.1630	8/1/2039	27,922
77,454	Fannie Mae Pool	3.6250	9/1/2033	78,060
316,466	Fannie Mae Pool	3.0120	9/1/2034	333,534
187,547	Fannie Mae Pool (b)	3.2030	9/1/2035	197,948
83,889	Fannie Mae Pool	3.2460	9/1/2036	88,365
60,188	Fannie Mae Pool	3.1130	9/1/2036	63,860
1,459,089	Fannie Mae Pool	3.2980	9/1/2037	1,524,412
323,100	Fannie Mae Pool	3.4840	9/1/2037	339,552
79,264	Fannie Mae Pool	2.0300	9/1/2044	80,746
106,275	Fannie Mae Pool (b)	3.5500	3/1/2034	112,413
541,198	Fannie Mae Pool	3.4250	12/1/2041	567,739
2,000,000	Fannie Mae Pool	2.5692	12/25/2026	1,951,437
12,520,000	Fannie Mae Pool	-	10/2/2017	12,519,678
16,770	Fannie Mae REMICS (b,c)	4.0000	1/25/2019	16,720
42,580	Fannie Mae REMICS (b,c)	5.0000	11/25/2032	44,967
40,931	Fannie Mae REMICS (b,c)	5.0000	4/25/2034	41,027
47,131	Fannie Mae REMICS (b,c)	5.0000	5/25/2023	48,383
1,036,629	Fannie Mae REMICS (b,c)	5.0000	6/25/2040	1,139,369
17,037	Fannie Mae REMICS (b,c)	5.5000	1/25/2033	16,948
447,318	Fannie Mae REMICS (b,c)	5.5000	11/25/2025	475,362
25,865	Fannie Mae REMICS (b,c)	5.5000	11/25/2035	25,852
78,610	Fannie Mae REMICS (b,c)	5.5000	4/25/2035	86,634
320,612	Fannie Mae REMICS (b,c)	6.0000	11/25/2032	361,494
16,420	Fannie Mae REMICS (c)	1.4850	11/17/2029	16,298
727,865	Fannie Mae REMICS (c)	1.7844	12/18/2030	737,704
499,247	Fannie Mae REMICS (c)	1.7844	12/18/2030	505,996
227,946	Fannie Mae REMICS (c)	1.8389	12/25/2032	231,285
106,593	Fannie Mae REMICS (c)	1.7889	4/25/2032	106,932
24,849	Fannie Mae REMICS (c)	2.1389	5/25/2022	24,843
9,212	Fannie Mae REMICS (c)	1.5389	5/25/2033	9,092
261,501	Fannie Mae REMICS (c)	5.8575	5/25/2037	290,434
485,407	Fannie Mae REMICS (c)	2.2389	6/25/2043	494,224
188,623	Fannie Mae REMICS (c)	2.2389	8/25/2031	192,814
242,859	Fannie Mae REMICS (b,c)	3.4409	8/25/2038	254,506
1,830,256	Fannie Mae-Aces (b,c)	2.1617	11/25/2022	1,833,088
3,725,000	Fannie Mae-Aces (b,c)	3.0920	4/25/2027	3,784,406
				100,654,390

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 88.8%
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.1%
$ 1,137,547	Ginnie Mae II Pool (b)	4.2850	2/20/2063	$ 1,189,299
1,480,254	Ginnie Mae II Pool (b)	4.4850	2/20/2062	1,523,078
3,339,736	Ginnie Mae II Pool (b)	4.5040	7/20/2062	3,459,933
2,010,218	Ginnie Mae II Pool (b)	4.5060	12/20/2062	2,096,841
4,218,096	Ginnie Mae II Pool (b)	4.5080	4/20/2063	4,404,274
3,825,798	Ginnie Mae II Pool (b)	4.5310	12/20/2061	3,927,082
2,894,928	Ginnie Mae II Pool (b)	4.5420	12/20/2062	3,008,991
1,364,883	Ginnie Mae II Pool (b)	4.5490	8/20/2062	1,409,988
2,531,260	Ginnie Mae II Pool (b)	4.5530	11/20/2062	2,626,162
443,638	Ginnie Mae II Pool (b)	4.5610	3/20/2062	457,704
3,245,730	Ginnie Mae II Pool (b)	4.5830	7/20/2062	3,354,490
2,669,994	Ginnie Mae II Pool (b)	4.5900	11/20/2062	2,770,314
1,009,211	Ginnie Mae II Pool (b)	4.5950	6/20/2062	1,041,567
2,379,181	Ginnie Mae II Pool (b)	4.5990	10/20/2062	2,464,755
342,756	Ginnie Mae II Pool (b)	4.6320	3/20/2062	352,514
733,777	Ginnie Mae II Pool (b)	4.6500	1/20/2061	748,947
1,485,492	Ginnie Mae II Pool (b)	4.7000	8/20/2061	1,514,909
172,226	Ginnie Mae II Pool (b)	4.7420	1/20/2061	174,383
721,100	Ginnie Mae II Pool (b)	4.7550	8/20/2062	742,060
930,809	Ginnie Mae II Pool (b)	4.8100	2/20/2061	949,313
1,266,270	Ginnie Mae II Pool (b)	4.8150	5/20/2062	1,297,213
342,815	Ginnie Mae II Pool (b)	4.8170	6/20/2061	363,007
452,667	Ginnie Mae II Pool (b)	4.8490	6/20/2062	465,089
405,282	Ginnie Mae II Pool (b)	4.8620	2/20/2062	415,472
1,526,904	Ginnie Mae II Pool (b)	3.3620	1/20/2063	1,609,667
2,886,960	Ginnie Mae II Pool (b)	3.3470	1/20/2063	3,033,183
113,638	Ginnie Mae II Pool (b)	2.0630	10/20/2061	115,340
782,560	Ginnie Mae II Pool (b)	3.3510	10/20/2062	824,706
106,334	Ginnie Mae II Pool (b)	2.0850	10/20/2064	108,018
122,065	Ginnie Mae II Pool (b)	2.6470	11/20/2063	124,949
784,233	Ginnie Mae II Pool (b)	2.3600	12/20/2061	799,025
253,933	Ginnie Mae II Pool (b)	3.2350	2/20/2063	267,097
2,784,250	Ginnie Mae II Pool (b)	3.2790	2/20/2063	2,928,708
1,203,354	Ginnie Mae II Pool (b)	3.3950	2/20/2063	1,268,448
1,265,452	Ginnie Mae II Pool (b)	3.5970	2/20/2063	1,337,909
1,683,017	Ginnie Mae II Pool (b)	3.1220	2/20/2063	1,766,719
7,560,091	Ginnie Mae II Pool (b)	3.3850	3/20/2063	7,968,136
109,565	Ginnie Mae II Pool (b)	2.3560	3/20/2065	111,637
504,097	Ginnie Mae II Pool (b)	2.6200	6/20/2058	516,215
1,140,919	Ginnie Mae II Pool (b)	2.0730	6/20/2062	1,157,882
3,322,152	Ginnie Mae II Pool (b)	1.9660	7/20/2062	3,356,169

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 88.8%
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.1% (continued)
$ 132,045	Ginnie Mae II Pool (b)	2.3600	8/20/2064	$ 134,587
2,875,319	Ginnie Mae II Pool (b)	3.4920	9/20/2062	3,047,749
93,846	Ginnie Mae II Pool (b)	2.3560	9/20/2064	95,541
120,368	Ginnie Mae II Pool (b)	1.9270	9/20/2064	121,778
82,104	Government National Mortgage Association (b,c)	1.2428	3/16/2046	86,157
81,531	Government National Mortgage Association (b,c)	1.2728	12/16/2028	80,858
94,234	Government National Mortgage Association (b,c)	1.2928	11/16/2045	100,064
2,242,143	Government National Mortgage Association (b,c)	1.2928	4/20/2063	2,260,560
1,755,981	Government National Mortgage Association (b,c)	1.3928	12/20/2062	1,758,694
1,967,839	Government National Mortgage Association (b,c)	1.4217	10/20/2062	1,970,192
3,738,676	Government National Mortgage Association (b,c)	1.4928	6/20/2064	4,103,244
1,243,284	Government National Mortgage Association (b,c)	1.4928	7/20/2064	1,241,934
1,459,991	Government National Mortgage Association (b,c)	1.4928	7/20/2065	1,459,867
3,094,883	Government National Mortgage Association (b,c)	1.4928	4/20/2066	3,102,332
2,861,405	Government National Mortgage Association (b,c)	1.5928	9/20/2063	2,865,313
628,231	Government National Mortgage Association (b,c)	1.6928	7/20/2032	704,215
831,153	Government National Mortgage Association (b,c)	1.7100	7/20/2064	830,176
3,210,473	Government National Mortgage Association (c)	1.7500	5/20/2061	3,218,190
2,244,936	Government National Mortgage Association (b,c)	4.6010	4/20/2061	2,244,766
1,469,868	Government National Mortgage Association (b,c)	4.7724	3/20/2065	1,466,813
1,189,874	Government National Mortgage Association (b,c)	5.2514	4/20/2065	1,189,326
3,729,533	Government National Mortgage Association (b,c)	7.2717	5/20/2063	3,728,605
				103,862,155

	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.3%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	965,104

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $273,645,371)			270,692,671

	U.S. TREASURY NOTES - 2.2%
-	United States Treasury Note/Bond	0.6250	9/30/2017	975,000
5,340,000	United States Treasury Note/Bond	2.0000	11/15/2026	5,204,831
6,035,000	United States Treasury Note/Bond	2.1250	9/30/2024	493,107
	TOTAL U.S. TREASURY NOTES (Cost - $6,649,791)			6,672,938

	SHORT TERM INVESTMENTS - 11.8%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 11.8%
2,715,000	Federal Home Loan	0.0000	10/1/2017	2,714,929
15,985,000	Federal Home Loan	0.0000	11/13/2017	15,965,429
2,765,000	Federal Home Loan	0.0000	10/5/2017	2,764,781
2,510,000	Federal Home Loan	0.0000	10/6/2017	2,509,735
6,040,000	Federal Home Loan	0.0000	10/31/2017	6,035,207
6,070,000	US Treasury Bill	0.0000	2/1/2018	6,048,514
	TOTAL SHORT TERM INVESTMENTS (Cost - $36,038,596)			36,038,595

	TOTAL INVESTMENTS - 102.8% (Cost - $316,333,758) (d)			$ 313,404,204
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8) %			(8,556,483)
	TOTAL NET ASSETS - 100.0%			$ 304,847,721

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $316,333,758 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		1,770,369
	Unrealized Depreciation:			(4,699,926)
		Net Unrealized Depreciation:		(2,929,557)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 270,692,671	$ -	$ 270,692,671
U.S. Tresury Notes	-	6,672,938	-	6,672,938
Discount Note	-	36,038,595	-	36,038,595
Total	$ -	$ 313,404,204	$ -	$ 313,404,204
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/22/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/22/2017